Trade Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade Accounts Receivables
As of December 31, this account comprises:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Receivables, net (a)	959,151	753,693	415,970	254,587	543,181	499,106
Unbilled receivables, net - Subsidiaries (b)	499,974	413,364	387,998	337,244	111,976	76,120
Unbilled receivables, net - Concessions (c)	234,688	266,776	110,236	111,336	124,452	155,440

	1,693,813	1,433,833	914,204	703,167	779,609	730,666

Schedule of Current and Non-Current Unbilled Receivables

b)	The unbilled receivables by subsidiaries are documents related to the estimates of the degree of progress for services rendered that were not billed, as follows:

	2019	2020
Cumbra Peru S.A.	384,660	315,878
Concar S.A.C.	10,737	6,298
Cumbra Ingenieria S.A.	24,787	25,823
UNNA ENERGIA S.A.	1,657	1,512
Adexus S.A.	78,133	63,853

	499,974	413,364

Below are the unbilled receivables by the subsidiaries grouped by the main projects:

	2019	2020
Infrastructure
Operation and maintenance of roads	9,837	4,167
Oil services	1,657	1,512
Others	901	2,131

	12,395	7,810

Engineering and Construction
Talara Refinery	190,831	70,329
Project Quellaveco	52,488	84,014
Project Mina Justa	26,658	1,743
Civil works, assembly and electromechanics — Acero Arequipa	16,449	1,357
Project Mina Gold Fields La Cima S.A.	3,409	15,055
Generating Plant Machu Picchu	13,098	15,653
Works and Consortiums	11,311	6,576
Engineering and Construction Works VyV-DSD S.A.	38,194	43,159
Engineering and Construction Works — Morelco S.A.S.	40,400	16,066
Others	16,608	87,749

	409,446	341,701

Parent Company Operation	78,133	63,853

	499,974	413,364

c)	The unbilled receivables (net) – Concessions (Note 2.5), corresponds to future collections for public services granted according to the following:

	2019	2020
Tren Urbano de Lima S.A.	208,205	235,763
Survial S.A.	16,466	10,611
Norvial S.A.	2,149	15,436
Concesión Canchaque S.A.C.	6,700	4,401
Concesionaria La Chira S.A.	1,168	565

	234,688	266,776

Summary of Aging of Trade Accounts Receivable
a)	The detail of the age of the commercial receivables net of impairment corresponds as follows:

	2019	2020
Current	817,233	718,220
0 to 30 days past due	45,922	5,737
31 to 90 days past due	27,364	6,801
91 to 120 days past due	1,319	2,279
121 to 360 days past due	10,502	4,185
Over 360 days past due	56,811	16,471

	959,151	753,693

Summary Of Reconcilaition Of Impairment Loss In Trade Accounts Receivable Explanatory
d)	The movement of impairment in trade accounts receivable is as follows:

	2018	2019	2020
Balance at January, 1	(17,227)	(7,633)	(8,422)
Impairment, net (Note 26.ii)	(3,065)	(955)	(19,772)
Impairment, net (Note 28.b)	—	—	(33,874)
Write-off	12,873	12	5,653
Exchange difference	(214)	37	(212)
Translation adjustments	—	117	(3)

Balance at December, 31	(7,633)	(8,422)	(56,630)

Summary Of Unbilled Receivables At Fair Values And Carrying Amount Explanatory
The fair value and carrying amount for this concept are detailed below:

	Carrying amount		Fair value
	2019	2020	2019	2020
Tren Urbano de Lima S.A.	579,765	590,092	696,665	783,643

	579,765	590,092	696,665	783,643